Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Production and distribution	$ 532,866	$ 0	$ 9,367,222	$ 3,031,073
Membership	0	17,278	28,403	69,761
Total revenue	532,866	17,278	9,395,625	3,100,834
Expenses:
Direct costs	500,526	2,282	10,661,241	2,587,257
Distribution and marketing			11,322,616	213,300
Selling, general and administrative	192,409	268,000	1,245,689	1,845,088
Legal and professional	375,269	344,735	2,405,754	2,392,556
Payroll	336,354	387,446	1,462,589	1,435,765
Loss before other income (expense)	(871,692)	(985,185)	(17,702,264)	(5,373,132)
Other Income (Expense)
Other income	0	9,660	9,660	96,302
Amortization of loan fees			(476,250)	0
Loss on extinguishment of debt	0	(1,191,358)	(9,601,933)	0
Change in fair value of warrant liability	6,823,325	0	2,195,542	0
Warrant issuance expense			(7,372,593)	0
Acquisition related costs	(537,708)	0
Interest expense	(452,137)	(1,281,965)	(4,241,841)	(3,559,532)
Total Other Income (Expense)	5,833,480	(2,463,663)	(19,487,415)	(3,463,230)
Net Income (Loss)	4,961,788	(3,448,848)	(37,189,679)	(8,836,362)
Net Income attributable to noncontrolling interest				17,440
Net loss attributable to Dolphin Films, Inc.			0	(4,786,341)
Net Loss attributable to Dolphin Digital Media, Inc.			(37,189,679)	(4,067,461)
Deemed dividend on preferred stock	0	(5,247,227)	5,247,227	0
Net Income (Loss) attributable to common shareholders	$ 4,961,788	$ (8,696,075)	$ (42,436,906)	$ (8,836,362)
Income (Loss) Per Share:
Basic	$ 0.34	$ (1.85)
Diluted	$ 0.05	$ (1.85)
Basic and Diluted Loss per Share			$ (4.83)	$ (2.16)
Basic	14,477,413	4,678,469
Diluted	17,305,617	4,678,469
Weighted average number of shares used in share calculation			8,778,193	4,094,618